Current and Deferred Income Tax (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Balance at the beginning	$ (18,678,502)	$ (25,342,800)
(Charged) / Credited to the statement of income	(5,348,343)	6,664,298
Revaluation surplus	(91,154)
Decrease due to loss of control	(1,693,733)
Balance at the end	(23,758,707)	(18,678,502)
Deferred income tax liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(21,193,198)	(28,300,438)
(Charged) / Credited to the statement of income	(6,518,220)	7,107,240
Revaluation surplus	(91,154)
Decrease due to loss of control	359,292
Balance at the end	(27,443,280)	(21,193,198)
Deferred income tax liabilities [Member] | Investment properties and properties plant and equipment [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(18,369,550)	(27,508,822)
(Charged) / Credited to the statement of income	(5,864,823)	9,139,272
Revaluation surplus	(91,154)
Decrease due to loss of control	359,292
Balance at the end	(23,966,235)	(18,369,550)
Trade and other payables [Member] | Deferred income tax liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(36,225)	(16,986)
(Charged) / Credited to the statement of income	(757)	(19,239)
Revaluation surplus
Decrease due to loss of control
Balance at the end	(36,982)	(36,225)
Trade and other receivables [Member] | Deferred income tax liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(876,837)	(511,125)
(Charged) / Credited to the statement of income	(43,787)	(365,712)
Revaluation surplus
Decrease due to loss of control
Balance at the end	(920,624)	(876,837)
Trading properties [Member] | Deferred income tax liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(35,254)	(65,027)
(Charged) / Credited to the statement of income	15,432	29,773
Revaluation surplus
Decrease due to loss of control
Balance at the end	(19,822)	(35,254)
Other [Member] | Deferred income tax liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(90,986)	(118,146)
(Charged) / Credited to the statement of income	(145,944)	27,160
Revaluation surplus
Decrease due to loss of control
Balance at the end	(236,930)	(90,986)
Right of use assets [Member] | Deferred income tax liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning
(Charged) / Credited to the statement of income	(1,513)
Revaluation surplus
Decrease due to loss of control
Balance at the end	(1,513)
Investments in financial instruments [Member] | Deferred income tax liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(175,724)	(76,285)
(Charged) / Credited to the statement of income	75,251	(99,439)
Revaluation surplus
Decrease due to loss of control
Balance at the end	(100,473)	(175,724)
Tax inflation adjustment [Member] | Deferred income tax liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(1,600,472)
(Charged) / Credited to the statement of income	(560,208)	(1,600,472)
Revaluation surplus
Decrease due to loss of control
Balance at the end	(2,160,680)	(1,600,472)
Cash and cash equivalent [Member] | Deferred income tax liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	(8,150)	(2,994)
(Charged) / Credited to the statement of income	8,129	(5,156)
Revaluation surplus
Decrease due to loss of control
Balance at the end	(21)	(8,150)
Intangible assets [Member] | Deferred income tax liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning		(1,053)
(Charged) / Credited to the statement of income		1,053
Balance at the end
Deferred income tax asset [Member]
Disclosure of financial assets [line items]
Balance at the beginning	2,514,696	2,957,638
(Charged) / Credited to the statement of income	1,169,877	(442,942)
Revaluation surplus
Decrease due to loss of control
Balance at the end	3,684,573	2,514,696
Deferred income tax asset [Member] | Tax loss carry-forwards [Member]
Disclosure of financial assets [line items]
Balance at the beginning	1,555,861	1,897,615
(Charged) / Credited to the statement of income	1,061,858	(341,754)
Revaluation surplus
Decrease due to loss of control
Balance at the end	2,617,719	1,555,861
Deferred income tax asset [Member] | Investment properties [Member]
Disclosure of financial assets [line items]
Balance at the beginning
(Charged) / Credited to the statement of income	133,302
Revaluation surplus
Decrease due to loss of control
Balance at the end	133,302
Deferred income tax asset [Member] | Borrowings [Member]
Disclosure of financial assets [line items]
Balance at the beginning	45,919	46,661
(Charged) / Credited to the statement of income	(483)	(742)
Revaluation surplus
Decrease due to loss of control
Balance at the end	45,436	45,919
Deferred income tax asset [Member] | Trade and other payables [Member]
Disclosure of financial assets [line items]
Balance at the beginning	783,473	859,493
(Charged) / Credited to the statement of income	(221,146)	(76,020)
Revaluation surplus
Decrease due to loss of control
Balance at the end	562,327	783,473
Deferred income tax asset [Member] | Trade and other receivables [Member]
Disclosure of financial assets [line items]
Balance at the beginning	98,240	98,558
(Charged) / Credited to the statement of income	(33,557)	(318)
Revaluation surplus
Decrease due to loss of control
Balance at the end	64,683	98,240
Deferred income tax asset [Member] | Trading properties [Member]
Disclosure of financial assets [line items]
Balance at the beginning		6,937
(Charged) / Credited to the statement of income	223,668	(6,937)
Revaluation surplus
Decrease due to loss of control
Balance at the end	223,668
Deferred income tax asset [Member] | Provisions [Member]
Disclosure of financial assets [line items]
Balance at the beginning	638	1,888
(Charged) / Credited to the statement of income	(15)	(1,250)
Revaluation surplus
Decrease due to loss of control
Balance at the end	623	638
Deferred income tax asset [Member] | Other [Member]
Disclosure of financial assets [line items]
Balance at the beginning	9,375	38,325
(Charged) / Credited to the statement of income	11,720	(28,950)
Revaluation surplus
Decrease due to loss of control
Balance at the end	21,095	9,375
Deferred income tax asset [Member] | Payroll and social security liabilities [Member]
Disclosure of financial assets [line items]
Balance at the beginning	5,255	8,161
(Charged) / Credited to the statement of income	(1,578)	(2,906)
Revaluation surplus
Decrease due to loss of control
Balance at the end	3,677	5,255
Deferred income tax asset [Member] | Tax inflation adjustment [Member]
Disclosure of financial assets [line items]
Balance at the beginning	15,935
(Charged) / Credited to the statement of income	(3,892)	15,935
Revaluation surplus
Decrease due to loss of control
Balance at the end	$ 12,043	$ 15,935